Expense Example {- Fidelity Health Savings Fund} - 09.30 Fidelity Health Savings Fund Class K PRO-03 - Fidelity Health Savings Fund - Class K	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468